Nonparticipant-Directed Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment	Nonparticipant-directed investments
Information about the net assets and the significant components of the changes in net assets for the year ended December 31, 2025 relating to the nonparticipant-directed investments is as follows:

Vanguard Federal Money Market Fund
2025
Net assets, beginning of year	$5,674
Change in net assets:
Dividends	232
Transfers in — administration fees, forfeitures and other	1,914
Disbursements — administration fees, forfeitures and other	(1,104)
Net assets, end of year	$6,716